Corporate Information	12 Months Ended
Dec. 31, 2022
Disclosure of general information about financial statements [text block] [Abstract]
Corporate information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter “the Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed in the Lima and New York Stock Exchange. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2022, 2021 and 2020. The Company’s registered address is Calle La Colonia No.150, Urbanización El Vivero, Santiago de Surco, Lima, Peru. All the subsidiaries are domiciled and operate in Peru.

The Company’s main activity is the production and marketing of cement, precast, concrete and quicklime in La Libertad region of the northern of Peru.

The issuance of the consolidated financial statements of the Company and its subsidiaries (hereinafter “the Group”) for the year ended December 31, 2022 were approved by the General Shareholders’ Meeting on March 24, 2023. The consolidated financial statements as of December 31, 2021 and for the year then that date were approved by the General Shareholders’ Meeting on March 29, 2022.

For the years ended December 31, 2022, 2021 and 2020, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A.C. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A., Calizas del Norte S.A.C. (liquidated during 2022), Soluciones Takay S.A.C. and 150Krea Inc. To these dates, the Company maintains a 100 percent interest in all its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A.C. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds 100 percent of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast, cement bricks and ready-mix concrete.

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-	Salmueras Sudamericanas S.A.(“Salmueras”) In December 2017, the Company decided not to continue with the activities related to this project of Salmueras.

-	Calizas del Norte S.A.C. On May 31, 2016, the Company decided to liquidate the subsidiary Calizas del Norte S.A.C. Thjs liquidation was completed during 2022.

-	Soluciones Takay S.A.C., entity constituted on March 29, 2019 whose corporate purpose is to provide advisory services and information, promotion, acquisition and intermediation services for the management and development of real estate projects by natural and/or legal persons.

-	150Krea Inc., entity constituted on June 3, 2021 whose corporate purpose is the lease of intangible assets.

1.1	COVID 19 -

COVID-19, an infectious disease caused by a new virus, was declared a world-wide pandemic by the World Health Organization (“WHO”) on March 11, 2020.The measures to slow the spread of COVID-19 have had a significant impact on the global economy.

On March 15, 2020, the Peruvian government declared a nationwide state of emergency, effectively shutting down all business considered non-essential (with exception of food production and commercialization, pharmaceuticals and health). As a result, since that date, the Company shut-down its three production plants until the Peruvian government allowed it to restart production and commercial activities on May 20, 2020.

During the halt period, the Company was unable to generate revenues; however, it largely returned to the operating levels prior to the shut-down as of the month of August 2020. The Group has prepared the consolidated financial statements for the financial years ended December 31, 2022, 2021 and 2020 on a going concern basis, which assumes continuity of current business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

Through Supreme Decree No. 130-2022-PCM published on October 27, 2022, the Government formalized the end of the state of national emergency that was declared in 2020.